Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000162574 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%	[1]
C000162574 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
C000162574 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
C000162574 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[1]
C000162574 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000162574 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	54.90%	[1]
C000079575 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%	[2]
C000079575 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000079575 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[2]
C000079575 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[2]
C000079575 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[2]
C000079575 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	54.90%	[2]
C000014644 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%	[3]
C000014644 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[3]
C000014644 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[3]
C000014644 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[3]
C000014644 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
C000014644 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[3]
C000014644 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[3]
C000014644 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[3]
C000054992 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%	[4]
C000054992 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[4]
C000054992 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[4]
C000054992 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[4]
C000054992 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000054992 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	54.90%	[4]
C000054991 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%	[5]
C000054991 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[5]
C000054991 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[5]
C000054991 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[5]
C000054991 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000054991 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	54.90%	[5]
C000162577 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[6]
C000162577 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[6]
C000162577 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[6]
C000162577 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[6]
C000162577 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%	[6]
C000162577 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[6]
C000162577 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[6]
C000079518 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[7]
C000079518 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[7]
C000079518 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[7]
C000079518 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[7]
C000079518 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%	[7]
C000079518 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[7]
C000079518 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[7]
C000079517 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[8]
C000079517 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[8]
C000079517 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[8]
C000079517 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[8]
C000079517 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%	[8]
C000079517 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[8]
C000079517 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[8]
C000079519 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[9]
C000079519 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[9]
C000079519 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[9]
C000079519 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9]
C000079519 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%	[9]
C000079519 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[9]
C000079519 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[9]
C000162587 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%	[10]
C000162587 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[10]
C000162587 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[10]
C000162587 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[10]
C000162587 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.30%	[10]
C000079549 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%	[11]
C000079549 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[11]
C000079549 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[11]
C000079549 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[11]
C000079549 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.30%	[11]
C000079541 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[12]
C000079541 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[12]
C000079541 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%	[12]
C000079541 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000079541 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[12]
C000079541 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[12]
C000079541 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[12]
C000079548 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%	[13]
C000079548 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[13]
C000079548 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[13]
C000079548 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[13]
C000079548 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.30%	[13]
C000079550 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%	[14]
C000079550 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[14]
C000079550 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[14]
C000079550 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[14]
C000079550 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.30%	[14]
C000107519 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[15]
C000107519 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[15]
C000107519 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	64.90%	[15]
C000162593 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[16]
C000162593 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[16]
C000162593 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	64.90%	[16]
C000107518 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[17]
C000107518 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[17]
C000107518 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	64.90%	[17]
C000107517 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[18]
C000107517 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[18]
C000107517 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	64.90%	[18]
C000107520 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[19]
C000107520 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[19]
C000107520 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	64.90%	[19]
C000107531 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[20]
C000107531 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[20]
C000107531 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[20]
C000107531 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[20]
C000162596 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[21]
C000162596 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[21]
C000162596 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[21]
C000162596 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[21]
C000162583 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[22]
C000162583 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[22]
C000162583 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%	[22]
C000162583 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[22]
C000162583 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%	[22]
C000162583 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[22]
C000162583 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[22]
C000079537 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[23]
C000079537 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[23]
C000079537 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%	[23]
C000079537 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[23]
C000079537 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%	[23]
C000079537 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[23]
C000079537 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[23]
C000079529 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[24]
C000079529 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[24]
C000079529 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%	[24]
C000079529 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[24]
C000079529 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[24]
C000079529 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[24]
C000079529 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[24]
C000079538 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[25]
C000079538 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[25]
C000079538 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%	[25]
C000079538 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[25]
C000079538 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%	[25]
C000079538 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[25]
C000079538 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[25]
C000079536 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[26]
C000079536 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[26]
C000079536 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%	[26]
C000079536 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[26]
C000079536 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%	[26]
C000079536 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[26]
C000079536 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[26]
C000162586 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[27]
C000162586 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[27]
C000162586 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[27]
C000162586 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[27]
C000162586 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%	[27]
C000079546 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[28]
C000079546 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[28]
C000079546 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[28]
C000079546 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[28]
C000079546 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%	[28]
C000079545 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[29]
C000079545 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[29]
C000079545 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[29]
C000079545 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[29]
C000079545 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%	[29]
C000079547 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[30]
C000079547 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[30]
C000079547 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[30]
C000079547 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[30]
C000079547 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%	[30]
C000107523 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[31]
C000107523 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[31]
C000107523 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[31]
C000107523 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[31]
C000107523 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[31]
C000162594 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[32]
C000162594 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[32]
C000162594 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[32]
C000162594 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[32]
C000162594 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[32]
C000107522 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[33]
C000107522 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[33]
C000107522 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[33]
C000107522 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[33]
C000107522 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[33]
C000099413 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[34]
C000099413 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[34]
C000099413 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[34]
C000099413 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[34]
C000099413 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.20%	[34]
C000107524 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[35]
C000107524 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[35]
C000107524 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[35]
C000107524 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[35]
C000107524 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[35]
C000107521 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[36]
C000107521 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[36]
C000107521 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[36]
C000107521 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[36]
C000107521 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[36]
C000107535 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[37]
C000107535 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[37]
C000107535 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[37]
C000107535 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[37]
C000162597 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[38]
C000162597 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[38]
C000162597 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[38]
C000162597 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[38]
C000107534 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[39]
C000107534 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[39]
C000107534 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[39]
C000107534 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[39]
C000107533 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[40]
C000107533 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[40]
C000107533 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[40]
C000107533 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[40]
C000107536 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[41]
C000107536 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[41]
C000107536 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[41]
C000107536 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[41]
C000162578 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[42]
C000162578 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[42]
C000162578 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[42]
C000162578 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[42]
C000162578 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[42]
C000162578 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[42]
C000162578 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[42]
C000079521 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[43]
C000079521 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[43]
C000079521 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[43]
C000079521 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[43]
C000079521 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[43]
C000079521 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[43]
C000079521 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[43]
C000054994 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%	[44]
C000054994 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[44]
C000054994 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[44]
C000054994 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[44]
C000054994 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[44]
C000054994 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%	[44]
C000079520 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[45]
C000079520 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[45]
C000079520 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[45]
C000079520 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[45]
C000079520 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[45]
C000079520 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[45]
C000079520 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[45]
C000079522 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[46]
C000079522 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[46]
C000079522 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[46]
C000079522 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[46]
C000079522 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[46]
C000079522 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[46]
C000079522 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[46]
C000162582 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[47]
C000162582 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[47]
C000162582 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%	[47]
C000162582 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[47]
C000162582 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%	[47]
C000162582 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[47]
C000162582 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[47]
C000079534 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[48]
C000079534 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[48]
C000079534 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%	[48]
C000079534 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[48]
C000079534 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%	[48]
C000079534 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[48]
C000079534 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[48]
C000079533 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[49]
C000079533 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[49]
C000079533 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%	[49]
C000079533 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[49]
C000079533 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%	[49]
C000079533 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[49]
C000079533 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[49]
C000079535 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[50]
C000079535 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[50]
C000079535 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%	[50]
C000079535 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[50]
C000079535 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%	[50]
C000079535 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[50]
C000079535 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[50]
C000014641 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[51]
C000014641 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[51]
C000014641 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[51]
C000014641 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%	[51]
C000014641 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[51]
C000014641 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%	[51]
C000014641 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[51]
C000014641 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[51]
C000079561 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[52]
C000079561 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[52]
C000079561 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[52]
C000079561 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%	[52]
C000079561 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[52]
C000079561 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%	[52]
C000079561 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[52]
C000079561 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[52]
C000047974 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[53]
C000047974 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[53]
C000047974 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[53]
C000047974 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%	[53]
C000047974 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[53]
C000047974 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%	[53]
C000047974 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[53]
C000047974 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[53]
C000162554 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[54]
C000162554 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[54]
C000162554 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[54]
C000162554 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%	[54]
C000162554 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[54]
C000162554 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%	[54]
C000162554 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[54]
C000162554 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[54]
C000145614 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[55]
C000145614 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[55]
C000145614 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[55]
C000145614 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[55]
C000145614 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[55]
C000145614 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%	[55]
C000145613 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[56]
C000145613 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[56]
C000145613 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[56]
C000145613 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[56]
C000145613 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[56]
C000145613 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%	[56]
C000145612 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[57]
C000145612 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[57]
C000145612 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[57]
C000145612 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[57]
C000145612 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[57]
C000145612 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%	[57]
C000162601 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[58]
C000162601 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[58]
C000162601 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[58]
C000162601 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[58]
C000162601 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[58]
C000162601 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%	[58]
C000107526 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[59]
C000107526 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[59]
C000107526 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[59]
C000107526 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%	[59]
C000162595 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[60]
C000162595 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[60]
C000162595 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[60]
C000162595 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%	[60]
C000054995 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[61]
C000054995 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[61]
C000054995 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[61]
C000054995 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[61]
C000054995 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[61]
C000054995 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[61]
C000054995 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[61]
C000054995 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[61]
C000033272 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[62]
C000033272 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[62]
C000033272 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[62]
C000033272 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%	[62]
C000033271 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[63]
C000033271 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[63]
C000033271 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[63]
C000033271 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%	[63]
C000033273 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[64]
C000033273 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[64]
C000033273 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[64]
C000033273 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%	[64]
C000079577 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[65]
C000079577 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[65]
C000079577 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[65]
C000079577 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[65]
C000079577 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[65]
C000079577 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[65]
C000079577 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[65]
C000079577 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[65]
C000162576 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[66]
C000162576 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[66]
C000162576 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[66]
C000162576 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[66]
C000162576 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[66]
C000162576 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[66]
C000162576 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[66]
C000162576 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[66]
C000054996 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[67]
C000054996 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[67]
C000054996 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[67]
C000054996 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[67]
C000054996 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[67]
C000054996 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[67]
C000054996 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[67]
C000054996 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[67]
C000107530 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[68]
C000107530 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[68]
C000107530 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[68]
C000107530 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[68]
C000107529 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[69]
C000107529 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[69]
C000107529 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[69]
C000107529 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[69]
C000107532 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[70]
C000107532 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[70]
C000107532 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[70]
C000107532 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[70]
C000162584 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[71]
C000162584 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[71]
C000162584 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%	[71]
C000162584 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[71]
C000162584 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[71]
C000162584 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[71]
C000162584 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[71]
C000079540 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[72]
C000079540 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[72]
C000079540 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%	[72]
C000079540 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[72]
C000079540 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[72]
C000079540 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[72]
C000079540 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[72]
C000079539 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[73]
C000079539 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[73]
C000079539 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%	[73]
C000079539 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[73]
C000079539 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[73]
C000079539 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[73]
C000079539 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[73]
C000162581 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[74]
C000162581 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[74]
C000162581 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%	[74]
C000162581 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[74]
C000162581 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%	[74]
C000162581 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[74]
C000162581 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[74]
C000079531 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[75]
C000079531 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[75]
C000079531 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%	[75]
C000079531 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[75]
C000079531 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%	[75]
C000079531 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[75]
C000079531 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[75]
C000079530 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[76]
C000079530 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[76]
C000079530 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%	[76]
C000079530 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[76]
C000079530 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%	[76]
C000079530 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[76]
C000079530 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[76]
C000079532 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[77]
C000079532 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[77]
C000079532 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%	[77]
C000079532 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[77]
C000079532 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%	[77]
C000079532 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[77]
C000079532 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[77]
C000162557 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%	[78]
C000162557 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[78]
C000162557 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[78]
C000162557 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[78]
C000162557 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[78]
C000162557 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[78]
C000162557 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[78]
C000162557 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[78]
C000079564 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%	[79]
C000079564 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[79]
C000079564 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[79]
C000079564 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[79]
C000079564 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[79]
C000079564 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[79]
C000079564 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[79]
C000079564 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[79]
C000047977 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%	[80]
C000047977 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[80]
C000047977 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[80]
C000047977 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[80]
C000047977 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[80]
C000047977 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[80]
C000047977 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[80]
C000047977 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[80]
C000162552 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[81]
C000162552 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[81]
C000162552 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[81]
C000162552 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[81]
C000162552 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[81]
C000162552 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[81]
C000162552 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[81]
C000162552 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[81]
C000079559 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[82]
C000079559 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[82]
C000079559 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[82]
C000079559 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[82]
C000079559 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[82]
C000079559 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[82]
C000079559 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[82]
C000079559 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[82]
C000047972 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[83]
C000047972 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[83]
C000047972 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[83]
C000047972 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[83]
C000047972 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[83]
C000047972 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[83]
C000047972 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[83]
C000047972 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[83]
C000014639 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[84]
C000014639 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[84]
C000014639 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[84]
C000014639 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[84]
C000014639 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[84]
C000014639 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[84]
C000014639 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[84]
C000014639 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[84]
C000162555 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[85]
C000162555 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[85]
C000162555 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[85]
C000162555 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[85]
C000162555 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[85]
C000162555 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%	[85]
C000162555 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[85]
C000162555 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[85]
C000079562 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[86]
C000079562 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[86]
C000079562 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[86]
C000079562 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[86]
C000079562 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[86]
C000079562 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%	[86]
C000079562 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[86]
C000079562 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[86]
C000162585 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[87]
C000162585 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[87]
C000162585 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[87]
C000162585 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[87]
C000162585 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	50.20%	[87]
C000162585 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[87]
C000162585 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[87]
C000079543 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[88]
C000079543 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[88]
C000079543 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[88]
C000079543 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[88]
C000079543 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	50.20%	[88]
C000079543 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[88]
C000079543 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[88]
C000079542 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[89]
C000079542 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[89]
C000079542 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[89]
C000079542 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[89]
C000079542 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	50.20%	[89]
C000079542 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[89]
C000079542 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[89]
C000079544 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[90]
C000079544 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[90]
C000079544 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[90]
C000079544 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[90]
C000079544 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	50.20%	[90]
C000079544 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[90]
C000079544 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[90]
C000162575 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%	[91]
C000162575 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[91]
C000162575 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[91]
C000162575 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[91]
C000162575 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[91]
C000162575 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%	[91]
C000079576 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%	[92]
C000079576 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[92]
C000079576 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[92]
C000079576 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[92]
C000079576 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[92]
C000079576 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%	[92]
C000054993 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%	[93]
C000054993 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[93]
C000054993 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[93]
C000054993 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[93]
C000054993 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[93]
C000054993 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%	[93]
C000221703 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[94]
C000221703 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[94]
C000221703 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[94]
C000221703 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[94]
C000221703 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[94]
C000221703 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.70%	[94]
C000221702 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[95]
C000221702 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[95]
C000221702 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[95]
C000221702 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[95]
C000221702 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[95]
C000221702 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.70%	[95]
C000221704 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[96]
C000221704 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[96]
C000221704 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[96]
C000221704 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[96]
C000221704 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[96]
C000221704 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.70%	[96]
C000221705 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[97]
C000221705 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[97]
C000221705 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[97]
C000221705 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[97]
C000221705 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[97]
C000221705 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.70%	[97]
C000162590 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[98]
C000162590 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[98]
C000162590 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[98]
C000162590 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[98]
C000162590 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.20%	[98]
C000099415 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[99]
C000099415 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[99]
C000099415 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[99]
C000099415 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[99]
C000099415 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.20%	[99]
C000099414 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[100]
C000099414 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[100]
C000099414 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[100]
C000099414 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[100]
C000099414 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.20%	[100]
C000107525 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[101]
C000107525 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[101]
C000107525 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[101]
C000107525 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%	[101]
C000107528 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[102]
C000107528 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[102]
C000107528 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[102]
C000107528 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%	[102]
C000107527 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[103]
C000107527 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[103]
C000107527 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[103]
C000107527 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%	[103]
C000221708 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%	[104]
C000221708 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[104]
C000221708 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[104]
C000221708 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[104]
C000221708 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.70%	[104]
C000221706 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%	[105]
C000221706 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[105]
C000221706 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[105]
C000221706 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[105]
C000221706 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.70%	[105]
C000221709 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%	[106]
C000221709 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[106]
C000221709 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[106]
C000221709 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[106]
C000221709 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.70%	[106]
C000221707 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%	[107]
C000221707 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[107]
C000221707 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[107]
C000221707 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[107]
C000221707 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.70%	[107]
C000162591 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[108]
C000162591 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[108]
C000162591 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[108]
C000162591 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[108]
C000162591 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[108]
C000162591 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.20%	[108]
C000099418 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[109]
C000099418 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[109]
C000099418 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[109]
C000099418 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[109]
C000099418 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[109]
C000099418 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.20%	[109]
C000099417 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[110]
C000099417 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[110]
C000099417 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[110]
C000099417 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[110]
C000099417 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[110]
C000099417 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.20%	[110]
C000099416 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[111]
C000099416 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[111]
C000099416 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[111]
C000099416 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[111]
C000099416 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[111]
C000099416 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.20%	[111]
C000162580 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[112]
C000162580 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[112]
C000162580 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%	[112]
C000162580 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[112]
C000162580 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[112]
C000162580 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[112]
C000162580 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[112]
C000079528 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[113]
C000079528 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[113]
C000079528 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%	[113]
C000079528 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[113]
C000079528 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[113]
C000079528 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[113]
C000079528 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[113]
C000079527 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[114]
C000079527 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[114]
C000079527 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%	[114]
C000079527 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[114]
C000079527 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[114]
C000079527 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[114]
C000079527 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[114]
C000054997 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[115]
C000054997 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[115]
C000054997 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[115]
C000054997 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[115]
C000054997 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[115]
C000054997 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[115]
C000054997 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[115]
C000054997 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[115]
C000162556 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[116]
C000162556 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[116]
C000162556 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[116]
C000162556 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[116]
C000162556 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[116]
C000162556 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%	[116]
C000162556 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[116]
C000162556 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[116]
C000079563 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[117]
C000079563 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[117]
C000079563 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[117]
C000079563 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[117]
C000079563 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[117]
C000079563 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%	[117]
C000079563 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[117]
C000079563 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[117]
C000047976 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[118]
C000047976 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[118]
C000047976 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[118]
C000047976 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[118]
C000047976 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[118]
C000047976 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%	[118]
C000047976 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[118]
C000047976 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[118]
C000014643 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[119]
C000014643 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[119]
C000014643 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[119]
C000014643 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[119]
C000014643 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[119]
C000014643 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%	[119]
C000014643 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[119]
C000014643 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[119]
C000014640 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[120]
C000014640 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[120]
C000014640 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[120]
C000014640 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[120]
C000014640 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[120]
C000014640 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[120]
C000014640 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[120]
C000014640 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[120]
C000162553 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[121]
C000162553 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[121]
C000162553 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[121]
C000162553 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[121]
C000162553 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[121]
C000162553 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[121]
C000162553 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[121]
C000162553 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[121]
C000079560 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[122]
C000079560 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[122]
C000079560 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[122]
C000079560 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[122]
C000079560 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[122]
C000079560 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[122]
C000079560 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[122]
C000079560 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[122]
C000047973 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[123]
C000047973 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[123]
C000047973 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[123]
C000047973 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[123]
C000047973 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[123]
C000047973 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[123]
C000047973 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[123]
C000047973 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[123]
C000263982 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[124]
C000263982 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[124]
C000263982 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[124]
C000263982 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%	[124]
C000263984 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[125]
C000263984 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[125]
C000263984 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[125]
C000263984 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%	[125]
C000263985 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[126]
C000263985 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[126]
C000263985 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[126]
C000263985 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%	[126]
C000263983 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[127]
C000263983 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[127]
C000263983 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[127]
C000263983 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%	[127]
C000047975 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[128]
C000047975 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[128]
C000047975 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[128]
C000047975 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[128]
C000047975 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[128]
C000047975 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%	[128]
C000047975 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[128]
C000047975 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[128]
C000014642 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[129]
C000014642 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[129]
C000014642 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[129]
C000014642 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[129]
C000014642 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[129]
C000014642 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%	[129]
C000014642 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[129]
C000014642 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[129]
C000162602 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%	[130]
C000162602 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[130]
C000162602 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[130]
C000162602 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[130]
C000162602 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%	[130]
C000145617 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%	[131]
C000145617 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[131]
C000145617 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[131]
C000145617 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[131]
C000145617 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%	[131]
C000014647 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%	[132]
C000014647 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[132]
C000014647 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[132]
C000014647 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[132]
C000014647 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[132]
C000014647 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%	[132]
C000014647 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[132]
C000014647 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[132]
C000162559 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%	[133]
C000162559 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[133]
C000162559 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[133]
C000162559 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[133]
C000162559 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[133]
C000162559 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%	[133]
C000162559 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[133]
C000162559 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[133]
C000079566 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%	[134]
C000079566 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[134]
C000079566 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[134]
C000079566 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[134]
C000079566 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[134]
C000079566 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%	[134]
C000079566 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[134]
C000079566 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[134]
C000047978 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%	[135]
C000047978 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[135]
C000047978 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[135]
C000047978 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[135]
C000047978 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[135]
C000047978 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%	[135]
C000047978 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[135]
C000047978 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[135]
C000145616 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%	[136]
C000145616 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[136]
C000145616 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[136]
C000145616 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[136]
C000145616 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%	[136]
C000145615 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%	[137]
C000145615 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[137]
C000145615 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[137]
C000145615 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[137]
C000145615 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%	[137]
C000263980 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%	[138]
C000263980 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[138]
C000263980 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[138]
C000263980 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[138]
C000263980 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.80%	[138]
C000263978 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%	[139]
C000263978 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[139]
C000263978 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[139]
C000263978 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[139]
C000263978 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.80%	[139]
C000263981 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%	[140]
C000263981 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[140]
C000263981 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[140]
C000263981 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[140]
C000263981 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.80%	[140]
C000263979 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%	[141]
C000263979 [Member] | International Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[141]
C000263979 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[141]
C000263979 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[141]
C000263979 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.80%	[141]

[1]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[2]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[3]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[4]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[5]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[6]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[7]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[8]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[9]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[10]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[11]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[12]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[13]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[14]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[15]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[16]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[17]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[18]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[19]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[20]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[21]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[22]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[23]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[24]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[25]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[26]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[27]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[28]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[29]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[30]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[31]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[32]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[33]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[34]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[35]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[36]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[37]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[38]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[39]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[40]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[41]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[42]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[43]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[44]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[45]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[46]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[47]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[48]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[49]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[50]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[51]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[52]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[53]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[54]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[55]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[56]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[57]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[58]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[59]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[60]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[61]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[62]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[63]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[64]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[65]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[66]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[67]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[68]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[69]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[70]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[71]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[72]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[73]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[74]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[75]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[76]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[77]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[78]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[79]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[80]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[81]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[82]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[83]	Affiliated investment companies, except for repurchase agreements.
[84]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[85]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[86]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[87]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[88]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[89]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[90]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[91]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[92]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[93]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[94]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[95]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[96]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[97]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[98]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[99]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[100]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[101]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[102]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[103]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[104]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[105]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[106]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[107]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[108]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[109]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[110]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[111]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[112]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[113]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[114]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[115]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[116]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[117]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[118]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[119]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[120]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[121]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[122]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[123]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[124]	Affiliated investment companies (Underlying Funds).
[125]	Affiliated investment companies (Underlying Funds).
[126]	Affiliated investment companies (Underlying Funds).
[127]	Affiliated investment companies (Underlying Funds).
[128]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[129]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[130]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[131]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[132]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[133]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[134]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[135]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[136]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[137]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.
[138]	Affiliated investment companies (Underlying Funds).
[139]	Affiliated investment companies (Underlying Funds).
[140]	Affiliated investment companies (Underlying Funds).
[141]	Affiliated investment companies (Underlying Funds).